Derivatives and Hedging - Summary of the Balance Sheet Line Items in Which the Hedged Item is Included (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current portion of long-term debt
Derivative [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	$ 0	$ (72,483)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	0	(473)
Long-term debt
Derivative [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	(129,290)	(126,030)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	$ 2,474	$ (721)